Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory
Finished goods	$ 3,573	$ 1,836
Raw materials	1,774	1,850
Inventory provision	(16)	(18)
Total inventory	$ 5,331	$ 3,668